Income Taxes (Realized Net Tax Benefits From Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Income Taxes [Line Items]
Net tax benefits	$ (6,974)
Goodwill [Member]
Income Taxes [Line Items]
Net tax benefits	(10)
Deferred Income Tax Asset [Member]
Income Taxes [Line Items]
Net tax benefits	(11,064)
Income Tax Provision [Member]
Income Taxes [Line Items]
Net tax benefits	$ 4,100